Summary of Significant Accounting Policies - Property Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment
Impairment of property, plant and equipment	$ 8		$ 43	$ 8
Purchases of property and equipment		$ 2,200	$ 16,754	$ 8,355
Office equipment
Property, Plant and Equipment
Property, plant and equipment (useful life)			3 years
Lab equipment
Property, Plant and Equipment
Property, plant and equipment (useful life)			5 years
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment (useful life)			5 years